Note 7 - Balance Sheet Disclosures - Property, Plant and Equipment (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Acquisition or manufacturing costs Jan. 1	€ 1,753	€ 2,246	€ 2,246	€ 2,552
Additions			1,472	42
Deductions			0	348
Impairment			(1,965)	0	€ 0
Acquisition or manufacturing costs Dec. 31			1,753	2,246	2,552
Accumulated depreciation Jan. 1	269	144	144	83
Depreciation	84	38	125	61	50
Accumulated depreciation Dec. 31			269	144	83
Balance as of January 01	1,484	2,102	2,102	2,469
Balance as of June 30	25,359	980	1,484	2,102	2,469
Equipment and hardware [member]
Statement Line Items [Line Items]
Acquisition or manufacturing costs Jan. 1	1,048	281	281	239
Additions			546	42
Reclassifications			221
Deductions			0	0
Impairment			0	0
Acquisition or manufacturing costs Dec. 31			1,048	281	239
Accumulated depreciation Jan. 1	269	144	144	83
Depreciation			125	61
Accumulated depreciation Dec. 31			269	144	83
Balance as of January 01	779	137	137	156
Balance as of June 30			779	137	156
Advance payments to technical equipment and machinery [member]
Statement Line Items [Line Items]
Acquisition or manufacturing costs Jan. 1	705	1,965	1,965	2,313
Additions			926	0
Reclassifications			(221)
Deductions			0	348
Impairment			(1,965)	0
Acquisition or manufacturing costs Dec. 31			705	1,965	2,313
Accumulated depreciation Jan. 1		0	0	0
Depreciation				0
Accumulated depreciation Dec. 31				0	0
Balance as of January 01	€ 705	€ 1,965	1,965	2,313
Balance as of June 30			€ 705	€ 1,965	€ 2,313